1900 K Street, NW
Washington, DC 20006-1110
+1 202 261 3300 Main
+1 202 261 3333 Fax
www.dechert.com
ADAM T. TEUFEL
adam.teufel@dechert.com
+1 202 261 3464 Direct
+1 202 261 3164 Fax

August 26, 2022

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:	PIMCO Equity Series (the “Trust” or “Registrant”)

(File Nos. 333-164077 and 811-22375)

Ladies and Gentlemen:

On behalf of the Trust, enclosed for filing via the EDGAR system pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 90 (“PEA 90”) to the Registrant’s Registration Statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 92 to the Registration Statement under the Investment Company Act of 1940, as amended. PEA 90 is being filed to register shares of the PIMCO REALPATH® Blend 2065 Fund, a new series of the Trust. PEA 90 does not affect the currently effective prospectuses and Statement of Additional Information for other series and classes of the Trust’s shares not included herein.

No fee is required in connection with this filing. Should you have any questions regarding this filing, please contact the undersigned at 202.261.3464.

Sincerely,

/s/ Adam T. Teufel
Adam T. Teufel
Attachments